Leases	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Leases
10.	Leases
The carrying amounts of
right-of-use
assets are as below:

	Office buildings	Charging stations	Total
	RMB’000	RMB’000	RMB’000

Year ended December 31, 2021
Opening net book amount	18,313	—	18,313
Additions	—	7,968	7,968
Depreciation charge	(4,523)	(1,992)	(6,515)

Closing net book amount	13,790	5,976	19,766

As of December 31, 2021
Cost	24,351	7,968	32,319
Accumulated depreciation	(10,561)	(1,992)	(12,553)

Net book value	13,790	5,976	19,766

Year ended December 31, 2022
Opening net book amount	13,790	5,976	19,766
Additions	3,154	4,109	7,263
Depreciation charge	(4,386)	(4,833)	(9,219)
Revision of a lease term arising from a change in the non-cancellable period of a lease	—	(780)	(780)

Closing net book amount	12,558	4,472	17,030

As of December 31, 2022
Cost	27,505	10,828	38,333
Accumulated depreciation	(14,947)	(6,356)	(21,303)

Net book value	12,558	4,472	17,030

Additions to the
right-of-use
assets for the years ended December 31, 2021 and 2022 were RMB8.0 million, and RMB7.3 million, respectively.

(a)	Items recognized in the consolidated statements of financial position

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Right-of-use assets
Office buildings	13,790	12,558
Charging stations	5,976	4,472

Total	19,766	17,030

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Lease liabilities
Current	7,067	6,853
Non-current	12,566	9,327

Total	19,633	16,180

(b)	Items recognized in the consolidated statements of loss and other comprehensive loss
The consolidated statements of loss and other comprehensive loss shows the following amounts relating to leases:

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets
Office buildings	3,537	4,523	4,386
Charging stations	—	1,992	4,833
Interest expense (included in finance costs)	300	1,097	1,089
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	—	3,837	9,739

Total	3,837	11,449	20,047

The total cash outflows in financing activities for leases during the years ended December 31,
2020,
2021 and 2022 are as below:

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Principal elements of lease payments	—	1,881	6,834
Related interest paid	—	193	388

Total	—	2,074	7,222

The total cash outflows in operating activities for leases during the years ended December 31, 2020, 2021 and 2022 were
nil, RMB 3.8 million and RMB 9.7 million, respectively.
The weighted average incremental borrowing rate applied to the lease liabilities was 6.0% per annum during the years ended December 31, 2021 and 2022.

(c)	Set out below are the carrying amounts of lease liabilities and the movements during the period:

	Office buildings	Charging Stations	Total
	RMB’000	RMB’000	RMB’000
Beginning at January 1, 2021	17,836	—	17,836

New leases	—	7,968	7,968
Accretion of interest recognised during the year	904	193	1,097
Payments	(4,838)	(2,430)	(7,268)

Year ended December 31, 2021	13,902	5,731	19,633

New leases	3,154	4,109	7,263
Accretion of interest recognised during the year	793	296	1,089
Payments	(5,230)	(5,778)	(11,008)
Revision of a lease term arising from a change in the non-cancellable period of a lease	—	(797)	(797)

Year ended December 31, 2022	12,619	3,561	16,180

The maturity analysis of lease liabilities is disclosed in note 3.1.